SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America ( “GAAP ”), management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amount of revenue and expenses reported during the period. Actual results could differ from these estimates.

The accompanying unaudited financial statements were prepared in accordance with GAAP for interim financial information and with the instructions for the Form 10-Q and the rules and regulations of the United States Securities and Exchange Commission. In the opinion of the Trust ’s management, all adjustments (which consists of normal recurring adjustments) necessary to present fairly the financial position and the results of operations, as presented, have been made.

The following is a summary of significant accounting policies followed by the Trust.

2.1. Valuation of Gold

FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures ” ( “ASC 820 ”), provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value adjustments.

Various inputs are used in determining the fair value of the Trust ’s assets or liabilities. These inputs are categorized into three broad levels. Level 1 includes unadjusted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market based inputs (including prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include management ’s own assumptions in determining the fair value of investments. The Trust does not hold any derivative instruments, and its assets only consist of allocated gold bullion and gold receivable; representing gold covered by contractually binding orders for the creation of Shares where the gold has not yet been transferred to the Trust ’s account and, from time to time, cash, which is used to pay expenses.

The following table summarizes the inputs used as of July 31, 2015 in determining the Trust ’s investments at fair value for purposes of ASC 820:

	Level 1	Level 2	Level 3
Investment in Gold	$62,987,484	$-	$-
Total	$62,987,484	$-	$-

The following table summarizes the inputs used as of January 31, 2015 in determining the Trust ’s investments at fair value for purposes of ASC 820:

	Level 1	Level 2	Level 3
Investment in Gold	$64,750,586	$-	$-
Total	$64,750,586	$-	$-

London Gold Delivery Bars are held by JPMorgan Chase Bank, N.A. (the “Custodian”), on behalf of the Trust, at the London, United Kingdom vaulting premises. All gold is valued based on its Fine Ounce content, calculated by multiplying the weight of gold by its purity; the same methodology is applied independent of the type of gold held by the Trust; similarly, the value of up to 430 Fine Ounces of unallocated gold the Trust may hold is calculated by multiplying the number of Fine Ounces with the price of gold determined by the Trustee as follows. The Trustee values the gold held by the Trust on the basis of the price of a Fine Ounce as set by the afternoon session of the twice daily fix of the price of a Fine Ounce which starts at 3:00 PM London, England time and is performed by the five members of the London gold fix and is therefore classified as Level 1. There were no transfers between levels during the period.

On March 20, 2015, the LBMA Gold Price, which is determined twice daily by the ICE Benchmark Administration as an independent third-party administrator, replaced the London Gold Fix. As a result, the Sponsor now uses the LBMA Gold Price to determine the net asset value of the Trust. All other valuation mechanics remain unchanged.

On each business day, as soon as practicable after 4:00pm (New York time), the net asset value of the Trust is obtained by subtracting all accrued fees, expenses and other liabilities of the Trust from the fair value of the gold held by the Trust and other assets of the Trust. The result is the net asset value of the Trust. The Trustee computes the net asset value per share by dividing the net assets of the Trust by the number of the shares outstanding on the date the computation is made.

2.2. Expenses

The Trustee issues shares to pay the Sponsor ’s fee; the Sponsor pays the Trust ’s ordinary expenses. The net asset value of the Trust is used to compute the Sponsor ’s fee, and the Trustee subtracts from the net asset value of the Trust the amount of accrued Sponsor ’s fee. To the extent the Trust issues additional shares to pay the Sponsor ’s fee or sells gold to cover expenses or liabilities, the amount of gold represented by each share will decrease. New deposits of gold, received in exchange for new shares issued by the Trust, would not reverse this trend.

2.3. Creations & Redemptions of Shares

Shares are issued and redeemed by the Trust in blocks of 50,000 shares called “Baskets ” in exchange for gold from certain registered broker-dealers or other securities market participants ( “Authorized Participants ”). Investors that are not Authorized Participants may also take delivery of physical gold in exchange for their shares ( “Delivery Applicants ”).

Authorized Participants

The Trust issues and redeems Baskets only to Authorized Participants. The creation and redemption of Baskets will only be made in exchange for the delivery to the Trust or the distribution by the Trust of the amount of gold represented by the Baskets being created or redeemed, the amount of which will be based on the combined Fine Ounces represented by the number of shares included in the Baskets being created or redeemed determined on the day the order to create or redeem Baskets is properly received.

Orders to create and redeem Baskets may be placed only by Authorized Participants. An Authorized Participant must: (1) be a registered broker-dealer or other securities market participant, such as a bank or other financial institution, which, but for an exclusion from registration, would be required to register as a broker-dealer to engage in securities transactions, (2) be a participant in DTC, and (3) must have an agreement with the Custodian establishing an unallocated account in London or have an existing unallocated account meeting the standards described herein. To become an Authorized Participant, a person must enter into an Authorized Participant Agreement with the Sponsor and the Trustee. The Authorized Participant Agreement provides the procedures for the creation and redemption of Baskets and for the delivery of the gold required for such creations and redemptions. The Authorized Participant Agreement and the related procedures attached thereto may be amended by the Trustee and the Sponsor, without the consent of any investor or Authorized Participant. A transaction fee of $500 will be assessed on all creation and redemption transactions. Multiple Baskets may be created on the same day, provided each Basket meets the requirements described below and that the Custodian is able to allocate gold to the Trust Allocated Account such that the Trust Unallocated Account holds no more than 430 Fine Ounces of gold at the close of a business day.

Authorized Participants who make deposits with the Trust in exchange for Baskets will receive no fees, commissions or other form of compensation or inducement of any kind from either the Sponsor or the Trust, and no such person has any obligation or responsibility to the Sponsor or the Trust to effect any sale or resale of shares.

Delivery Applicants

In exchange for its shares and payment of a processing fee, a Delivery Applicant will be entitled to one or more bars or coins of physical gold having approximately the total Fine Ounces represented by the shares on the day on which the Delivery Applicant ’s broker-dealer submits his or her shares to the Trust in exchange for physical gold ( “Share Submission Day ”). As it is unlikely that the total Fine Ounces of physical gold will exactly correspond to the Fine Ounces represented by a specific number of shares, a Delivery Applicant will likely receive some cash representing the net sale proceeds of any excess Fine Ounces (the “Cash Proceeds ”). To minimize the Cash Proceeds of any exchange, the delivery application requires that the number of shares submitted closely correspond in Fine Ounces to the Fine Ounces of physical gold that is held or that is to be acquired by the Trust for which the delivery is sought. Share submissions are processed in the order approved.

Changes in the shares for the period ending July 31, 2015 are as follows:

	Shares	Amount

Shares, beginning of period at January 31, 2015	5,152,630	$66,087,586
Shares issued	910,511	10,491,166
Shares redeemed	(300,704)	(3,616,635)
Shares, end of period at July 31, 2015	5,762,437	$72,962,117

Changes in the shares for the period ending January 31, 2015 are as follows:

	Shares	Amount

Shares, beginning of period at May 6, 2014	100,000	$1,306,250
Shares issued	5,112,551	65,559,010
Shares redeemed	(59,921)	(777,674)
Shares, end of period at January 31, 2015	5,152,630	$66,087,586

2.4. Income Taxes

The Trust is treated as a “grantor trust ” for US federal tax purposes. As a result, the Trust itself is not subject to US federal income tax. Instead, the Trust's income and expenses “flow through ” to the shareholders and the Trustee reports the Trust's income, gains, losses and deductions to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of July 31, 2015.

2.5. Revenue Recognition Policy

A gain or loss is recognized based on the difference between the selling price and the average cost method of the gold sold on a trade date basis.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amount of revenue and expenses reported during the period. Actual results could differ from these estimates.

The accompanying audited financial statements were prepared in accordance with GAAP and with the instructions for the Form 10-K. In the opinion of the Trust’s management, all adjustments (which consists of normal recurring adjustments) necessary to present fairly the financial position and the results of operations as of and for the period May 6, 2014 to January 31, 2015 have been made.

The following is a summary of significant accounting policies followed by the Trust.

2.1. Valuation of Gold

FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value adjustments.

Various inputs are used in determining the fair value of the Trust’s assets or liabilities. These inputs are categorized into three broad levels. Level 1 includes unadjusted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market based inputs (including prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. The Trust does not hold any derivative instruments, and its assets only consist of allocated gold bullion and gold receivable; representing gold covered by contractually binding orders for the creation of Shares where the gold has not yet been transferred to the Trust’s account and, from time to time, cash, which is used to pay expenses.

The following table summarizes the inputs used as of January 31, 2015 in determining the Trust’s investments at fair value for purposes of ASC 820:

	Level 1	Level 2	Level 3
Investment in Gold	$64,750,586	$-	$-
Total	$64,750,586	$-	$-

London Gold Delivery Bars are held by JPMorgan Chase Bank, N.A. (the “Custodian”), on behalf of the Trust, at the London, United Kingdom vaulting premises. All gold is valued based on its Fine Ounce content, calculated by multiplying the weight of gold by its purity; the same methodology is applied independent of the type of gold held by the Trust; similarly, the value of up to 430 Fine Ounces of unallocated gold the Trust may hold is calculated by multiplying the number of Fine Ounces with the price of gold determined by the Trustee as follows. The Trustee values the gold held by the Trust on the basis of the price of a Fine Ounce as set by the afternoon session of the twice daily fix of the price of a Fine Ounce which starts at 3:00 PM London, England time and is performed by the five members of the London gold fix and is therefore classified as Level 1. There were no transfers between levels during the period.

On each business day, as soon as practicable after 4:00pm (New York time), the net asset value of the trust is obtained by subtracting all accrued fees, expenses and other liabilities of the Trust from the fair value of the gold held by the Trust and other assets of the Trust. The result is the net asset value of the Trust. The Trustee computes the net asset value per Share by dividing the net assets of the Trust by the number of the shares outstanding on the date the computation is made.

2.2. Expenses

The Trustee issues shares to pay the Sponsor’s fee; the Sponsor pays the Trust’s ordinary expenses. The net asset value of the Trust is used to compute the Sponsor’s fee, and the Trustee subtracts from the net asset value of the Trust the amount of accrued Sponsor’s fee. To the extent the Trust issues additional shares to pay the Sponsor’s fee or sells gold to cover expenses or liabilities, the amount of gold represented by each share will decrease. New deposits of gold, received in exchange for new shares issued by the Trust, would not reverse this trend.

2.3. Creations & Redemptions of Shares

Shares are issued and redeemed by the Trust in blocks of 50,000 shares called “Baskets” in exchange for gold from certain registered broker-dealers or other securities market participants (“Authorized Participants”). Investors that are not Authorized Participants may also take delivery of physical gold in exchange for their shares (“Delivery Applicants”).

Authorized Participants

The Trust issues and redeems Baskets only to Authorized Participants. The creation and redemption of Baskets will only be made in exchange for the delivery to the Trust or the distribution by the Trust of the amount of gold represented by the Baskets being created or redeemed, the amount of which will be based on the combined Fine Ounces represented by the number of shares included in the Baskets being created or redeemed determined on the day the order to create or redeem Baskets is properly received.

Orders to create and redeem Baskets may be placed only by Authorized Participants. An Authorized Participant must: (1) be a registered broker-dealer or other securities market participant, such as a bank or other financial institution, which, but for an exclusion from registration, would be required to register as a broker-dealer to engage in securities transactions, (2) be a participant in DTC, and (3) must have an agreement with the Custodian establishing an unallocated account in London or have an existing unallocated account meeting the standards described herein. To become an Authorized Participant, a person must enter into an Authorized Participant Agreement with the Sponsor and the Trustee. The Authorized Participant Agreement provides the procedures for the creation and redemption of Baskets and for the delivery of the gold required for such creations and redemptions. The Authorized Participant Agreement and the related procedures attached thereto may be amended by the Trustee and the Sponsor, without the consent of any investor or Authorized Participant. A transaction fee of $500 will be assessed on all creation and redemption transactions. Multiple Baskets may be created on the same day, provided each Basket meets the requirements described below and that the Custodian is able to allocate gold to the Trust Allocated Account such that the Trust Unallocated Account holds no more than 430 Fine Ounces of gold at the close of a business day.

Authorized Participants who make deposits with the Trust in exchange for Baskets will receive no fees, commissions or other form of compensation or inducement of any kind from either the Sponsor or the Trust, and no such person has any obligation or responsibility to the Sponsor or the Trust to effect any sale or resale of shares.

Delivery Applicants

In exchange for its shares and payment of a processing fee, a Delivery Applicant will be entitled to one or more bars or coins of physical gold having approximately the total Fine Ounces represented by the shares on the day on which the Delivery Applicant’s broker-dealer submits his or her shares to the Trust in exchange for physical gold (“Share Submission Day”). As it is unlikely that the total Fine Ounces of physical gold will exactly correspond to the Fine Ounces represented by a specific number of shares, a Delivery Applicant will likely receive some cash representing the net sale proceeds of any excess Fine Ounces (the “Cash Proceeds”). To minimize the Cash Proceeds of any exchange, the delivery application requires that the number of shares submitted closely correspond in Fine Ounces to the Fine Ounces of physical gold that is held or that is to be acquired by the Trust for which the delivery is sought. Share submissions are processed in the order approved.

Changes in the shares for the period ending January 31, 2015 are as follows:

	Shares	Amount

Shares, beginning of period at May 6, 2014	100,000	$1,306,250

Shares issued	5,112,551	65,559,010

Shares redeemed	(59,921)	(777,674)

Net increase	5,152,630	$66,087,586

2.4. Income Taxes

The Trust is treated as a “grantor trust” for US federal tax purposes. As a result, the Trust itself is not subject to US federal income tax. Instead, the Trust's income and expenses “flow through” to the shareholders and the Trustee reports the Trust's income, gains, losses and deductions to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of January 31, 2015.

2.5. Revenue Recognition Policy

A gain or loss is recognized based on the difference between the selling price and the average cost method of the gold sold on a trade date basis.